Income and Expenses - Summary of Total Selling, General and Administrative Expenses Includes Expenses of Nature (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Other operating expenses	$ (29)
Total selling, general and administrative expenses	1,790	8,574	12,373	9,122
Selling, General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff expenses and wages	1,205	4,279	6,403	5,262
Contributions to defined contribution plans	67	428	622	544
Depreciation	217	77	185	497
Amortization	5	15	64	62
Legal and professional fees	259	2,029	2,558	2,250
Transportation, travel and accommodation	36	155	271	164
Other operating expenses	$ 1	$ 1,591	$ 2,270	$ 343